ACCOUNTS RECEIVABLE AND OTHER - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of acquired receivables [line items]
Contract assets	$ 651	$ 632
Disposals, Sustainable Resources	$ (63)	$ 0
Sustainable Resources [Member] | At fair value
Disclosure of acquired receivables [line items]
Terminal Capitalization Rate	4.60%
Termination valuation date	18 years